         As filed with the Securities and Exchange Commission on August 10, 2004
                                              Securities Act File No. 333-111502
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 2

                           ING VARIABLE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.


--------------------------------------------------------------------------------
 It is proposed that this filing will become effective immediately pursuant to
            Rule 485(b) under the Securities Act of 1933, as amended


--------------------------------------------------------------------------------
No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus and Statement of Additional Information filed on EDGAR on February 3, 2004 (SEC file No. 333-111502).

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

      (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

      (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Trustee or officer:

      (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

      (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (a) by the court or other body approving the settlement or other disposition; or

            (b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.


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(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification. As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)   (A)   Declaration of Trust - Filed as an Exhibit to Post-Effective
            Amendment No. 4 to Registrant's Form N-1A Registration Statement on
            February 28, 1996, and incorporated herein by reference.

      (B) Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Form N-1A Registration Statement on April 30, 1997, and incorporated herein by reference.

      (C) Certificate of Establishment and Designation dated April 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Form N-1A Registration Statement on May 16, 1997, and incorporated herein by reference.

      (D) Certificate of Declaration of Trust and Redesignation of Series dated November 12, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004, and incorporated herein by reference.


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      (E)   Certificate of Amendment of Declaration of Trust and Redesignation
            of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000, and incorporated herein by reference.

      (F) Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000, and incorporated herein by reference.

      (G) Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000, and incorporated herein by reference.

      (H) Certificate of Establishment and Designation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000, and incorporated herein by reference.

      (I) Establishment and Designation of Series and Classes - Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 23, 2003 and incorporated herein by reference.

      (J) Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on January 28, 2000, and incorporated herein by reference.

      (K) Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 23, 2003 and incorporated herein by reference.

      (L) Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business - Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Form N-1A Registration Statement on April 27, 2001, and incorporated herein by reference.

      (M) Abolition of Series of Shares of Beneficial Interests dated December 17, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (N) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (O) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 22, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (P) ING Variable Products Trust Abolition of Series of Shares of Beneficial Interest dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 23


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            to Registrant's Form N-1A Registration Statement on April 28, 2003
            and incorporated herein by reference.

      (Q) Establishment and Declaration of Series - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (R)   Certificate of Amendment of Declaration of Trust dated June 17, 1998
            - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (S) Establishment and Designation of Series dated July 29, 1998 - File as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (T)   Certificate of Amendment of Declaration of Trust dated June 29, 1998
            - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (U) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated July 29, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (V) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 9, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (W) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 30, 1999 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (X) Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (Y) Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (Z) Establishment and Designation of Series and Classes dated November 11, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (AA) Certificate of Amendment of Declaration of Trust dated February 21, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.


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      (BB)  Amended Establishment and Designation of Series and Classes of
            Shares (ING VP Growth + Value Portfolio) effective November 11, 2003
            - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (CC) Amended Establishment and Designation of Classes (Class R shares to Class I shares) dated February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference

      (DD) Amended Establishment and Designation of Classes (ING VP Financial Services Portfolio) dated February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (EE) Abolition of Series of Shares of Beneficial Interest (ING VP International and ING VP International SmallCap Growth Portfolios) dated February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(2)   (A)   By-laws. - Filed as an Exhibit to Post-Effective Amendment No. 4
            to Registrant's Form N-1A Registration Statement on February 28,
            1996, and incorporated herein by reference.

(3)   Not Applicable

(4)   (A)   Form of Agreement and Plan of Reorganization between ING Variable
            Products Trust on behalf of ING VP Growth + Value Portfolio and ING
            Variable Products Trust, on behalf of ING VP MidCap Opportunities
            Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Form N-14 Statement on February 3,
            2004 and incorporated herein by reference

      (B) Form of Agreement and Plan of Reorganization between ING Variable Products Trust on behalf of ING VP Growth Opportunities Portfolio and ING Variable Products Trust, on behalf of ING VP MidCap Opportunities Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-14 Registration Statement on February 3, 2004 and incorporated herein by reference.

(5) Instruments defining the rights of holders -- set forth in the Declaration of Trust.

(6)   (A)   Amended and Restated Investment Advisory Agreement between Pilgrim
            Variable Products Trust and ING Pilgrim Investments, LLC dated April
            30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to
            Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (B) Amended and Restated Schedule A with respect to the Amended and Restated Investment Advisory Agreement between Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.


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      (C)   Sub-Adviser Agreement between ING Pilgrim Investments, LLC and
            Aeltus Investment Management, Inc. dated August 7, 2001 - Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 23, 2003 and incorporated herein by reference.

      (D) Amended Schedule A to the Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (E) First Amendment to Sub-Adviser Agreement between ING Investments, LLC (formerly ING Pilgrim Investments, LLC) and Aeltus Investment Management, Inc. effective as of July 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (F) Second Amendment to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of September 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (G) Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company, LLP dated June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (H) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company, LLP effective as of September 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (I) Related Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust effective as of August 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (J) Amended Schedule A to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (K) Amended Schedule A to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(7)   (A)   Distribution Agreement between Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. dated February 26, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form
            N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (B) Amended and Restated Schedule of Portfolios with respect to the Distribution Agreement between ING Variable Products Trust and ING Funds Distributor, Inc.. - Filed as an


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            Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A
            Registration Statement on April 15, 2004 and incorporated herein by reference.

(8)         Not Applicable.

(9)   (A)   Custody Agreement with The Bank of New York dated January 6, 2003 -
            Filed as an Exhibit to Post-Effective Amendment No. 24 to
            Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (B) Amended Exhibit A to the Custody Agreement with The Bank of New York dated February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (C) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (D) Amendment to Custody Agreement, Foreign Custody Manager Agreement, Fund Accounting Agreement, Custody and Fund Accounting Fee Schedule and Global Securities Fee Schedule dated September 25, 2003 - Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 23, 2003 and incorporated herein by reference.

      (E) Amendment to Custody Agreement, Foreign Custody Manager Agreement, Fund Accounting Agreement, Custody and Fund Accounting Fee Schedule and Global Securities Fee Schedule dated October 17, 2003 - Filed as an Exhibit to Registrant's Registration Form N-14 Statement on December 23, 2003 and incorporated herein by reference.

      (F) Amended Exhibit A to the Foreign Custody Manager Agreement with the Bank of New York dated as of February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (G) Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of June 6, 2003 - Filed as an Exhibit to Post-Effective Amendment to No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(10)  Not Applicable.

(11) Opinion and Consent of Counsel - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-14 Registration Statement on February 3, 2004 and incorporated by reference herein.

(12) Opinion of Counsel Supporting Tax Matters and Consequences - filed herewith.

(13)  (A)   Amended and Restated Administrative Services Agreement between
            Pilgrim Variable Products Trust and ING Pilgrim Group, Inc. dated
            April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No.
            24 to Registrant's Form N-1A Registration Statement on February 2,
            2004 and incorporated herein by reference.

      (B) Amended and Restated Schedule A to the Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC


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            (formerly ING Pilgrim Group. Inc.) - Filed as an Exhibit to
            Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (C) Amendment to Amended and Restated Administrative Services Agreement between Pilgrim Variable Products Trust and ING Pilgrim Group, LLC effective as of November 2, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 18, 2002, and incorporated herein by reference.

      (D) Agency Agreement dated November 30, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (E) Amended and Restated Exhibit A to the Agency Agreement dated as of February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (F) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

      (G) Amended Exhibit A to the Fund Accounting Agreement with The Bank of New York dated February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (H) Security Lending Agreement and Guaranty between Registrant and Bank of New York. -- Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 23, 2003 and incorporated herein by reference.

      (I) Amended Exhibit A to the Securities Lending Agreement and Guarantee with The Bank of New York dated as of February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (J) Transfer Agency Agreement - Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 23, 2003 and incorporated herein by reference.

      (K) Administrative and Shareholder Services Agreement with ING Funds Services, LLC and Golden American Life Insurance Company dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (L) Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and Southland Life Insurance Company dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (M) Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and Southland Life Insurance Company executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (N) Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.


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      (O)   Amendment to Administrative and Shareholder Services Agreement with
            ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (P) Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (Q) Amendment to Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (R) Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (S) Amendment to Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company executed August 30, 2002 - Filed as an Exhibit to Post-Effective.

      (T) Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (U) Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Insurance Company of America dated April 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (V) Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Life Insurance and Annuity Company dated April 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (W) Participation Agreement between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. dated April 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (X) Participation Agreement between Pilgrim Variable Products Trust, Southland Life Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (Y) Amendment to Participation Agreement between Pilgrim Variable Products Trust, Southland Life Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (Z) Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (AA) Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (BB) Participation Agreement between Pilgrim Variable Products Trust, Aetna Insurance Company of America and ING Pilgrim Securities, Inc. dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (CC) Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance Company of America and ING Pilgrim Securities, Inc. executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (DD) Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (EE) Amendment to Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (FF) Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (GG) Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed November 15, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (HH) Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (II) Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (JJ) Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (KK) Amendment to Participation Agreement between Pilgrim Variable products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed September

            22, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (LL) Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc. dated May 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (MM) Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc. executed August 30, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (NN) Allocation Agreement in reference to Fidelity Bond dated May 24, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

      (OO) Allocation Agreement in reference to Directors and Officers Liability dated May 24, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(14) Consent of Independent Accountants - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-14 Registration Statement on February 3, 2004 and incorporated herein by reference.

(15)  Not Applicable.

(16) Powers of Attorney -- Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 23, 2003 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the"1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 10th day of August, 2004.

                                      ING VARIABLE PRODUCTS TRUST

                                      By:      /s/ Huey Falgout, Jr.
                                               ---------------------
                                               Huey Falgout, Jr.
                                               Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              SIGNATURE                  TITLE                                       DATE
              ---------                  -----                                       ----
-------------------------------------    Trustee and Chairman                   August 10, 2004
           John G. Turner*

------------------------------------     President and Chief Executive          August 10, 2004
          James M. Hennessy*             Officer

-------------------------------------    Executive Vice President and           August 10, 2004
          Michael J. Roland*             Principal Financial Officer

-------------------------------------    Trustee                                August 10, 2004
           Paul S. Doherty*

-------------------------------------    Trustee                                August 10, 2004
          J. Michael Earley*

-------------------------------------    Trustee                                August 10, 2004
        R. Barbara Gitenstein*

-------------------------------------    Trustee                                August 10, 2004

              SIGNATURE                  TITLE                                       DATE
              ---------                  -----                                       ----

         Walter H. May, Jr.*

-------------------------------------    Trustee                                August 10, 2004
         Thomas J. McInerney*

-------------------------------------    Trustee                                August 10, 2004
             Jock Patton*

-------------------------------------    Trustee                                August 10, 2004
          David W.C. Putnam*

-------------------------------------    Trustee                                August 10, 2004
           Blaine E. Rieke*

-------------------------------------    Trustee                                August 10, 2004
          Roger B. Vincent*

-------------------------------------    Trustee                                August 10, 2004
        Richard A. Wedemeyer*

*By: /s/ Huey Falgout, Jr.
     --------------------------------
    Huey Falgout, Jr.
    Attorney-in-Fact**

** Executed pursuant to powers of attorney previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003.

                                  EXHIBIT INDEX

(12)  Opinion of Counsel Supporting Tax Matters and Consequences.